Scheduled Maturities of Securities by Contractual Maturity (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Available for Sale - Amortized Cost
Due in one year or less	$ 6,172	$ 25,904
Due after one year but less than five years	2,413	20,243
Due after five years but less than ten years	3,524	11,160
Total available for sale securities	12,109	57,307
Due in one year or less	6,172	25,904
Available for Sale - Fair Value
Due in one year or less	6,197	25,892
Due after one year but less than five years	2,350	20,160
Due after five years but less than ten years	3,600	11,190
Total available for sale securities	12,147	57,242
Due after one year but less than five years	2,413	20,243
Due after five years but less than ten years	3,524	11,160
Total available for sale securities	12,109	57,307
Due in one year or less	6,197	25,892
Due after one year but less than five years	2,350	20,160
Due after five years but less than ten years	3,600	11,190
Total available for sale securities	$ 12,147	$ 57,242